STOCK-BASED COMPENSATION - Additional Information (Details)									1 Months Ended													12 Months Ended
	Oct. 13, 2018 shares	Sep. 13, 2018 shares	Nov. 11, 2017 USD ($) shares	Nov. 11, 2017 CNY (¥) shares	Oct. 13, 2017 USD ($) $ / shares shares	Apr. 05, 2017 USD ($) $ / shares shares	Dec. 09, 2016 USD ($) $ / shares	Nov. 10, 2016 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 21, 2018 USD ($) $ / shares shares	Nov. 17, 2017 shares	Jul. 27, 2017 shares	Apr. 24, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2017 shares	Oct. 27, 2016 shares	Jul. 27, 2016 USD ($) $ / shares shares	Jul. 27, 2016 USD ($) $ / shares shares	Oct. 18, 2015 USD ($) $ / shares shares	Jan. 31, 2015 ¥ / shares $ / shares	Jan. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2017 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year			1 year
Stock Issued During Period, Shares, Issued for Services			221,268	221,268
Stock Issued During Period, Value, Issued for Services			$ 226,085	¥ 1,554,908																				$ 226,439	¥ 1,554,908
Restricted Stock Closing Price | $ / shares							$ 1.35
Share-based Compensation																						$ 1,405,001	¥ 9,647,863		¥ 840,286	¥ 2,039,446
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $							$ 4,063,500
Shares, Outstanding																						858,667	858,667
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										2,435,284												858,667	858,667
December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																						960,000	960,000	800,000	800,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						1,981,000	1,981,000	900,000	900,000
Stock or Unit Option Plan Expense																						$ 3,100,164	¥ 21,288,204		¥ 14,621,838	12,904,723
Stock Issued During Period, Shares, Issued for Services																		876,000
Stock Issued During Period, Value, Issued for Services | $																		$ 963,600
Restricted Stock Closing Price | $ / shares																	$ 1.10	$ 1.10
Stock Issued During Period, Shares, Restricted Stock Award, Gross																			800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																						4,108,222	4,108,222
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	300,000																					1,914,778	1,914,778	1,783,667	1,783,667
Shares, Outstanding																								1,563,667	1,563,667
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																								1,563,667	1,563,667
Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																250,000
Restricted Stock [Member] | July 2016 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services																	250,000
Stock Issued During Period, Value, Issued for Services | $																	$ 275,000
Restricted Stock Closing Price | $ / shares																	$ 1.10	$ 1.10
Restricted Stock [Member] | November 2016 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 months
Stock Issued During Period, Shares, Issued for Services								330,000
Stock Issued During Period, Value, Issued for Services | $								$ 300,993
Restricted Stock Closing Price | $ / shares								$ 0.9121
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														2 years
Restricted Stock [Member] | March 2017 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services		200,000									200,000			200,000
Stock Issued During Period, Value, Issued for Services | $														$ 256,020
Restricted Stock Closing Price | $ / shares														$ 1.2801
Restricted Stock [Member] | April 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						300,000
Restricted Stock [Member] | April 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services						300,000							500,000
Stock Issued During Period, Value, Issued for Services | $						$ 390,000							$ 555,050
Restricted Stock Closing Price | $ / shares						$ 1.30							$ 1.101
Restricted Stock [Member] | October 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares					$ 1.02
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $					$ 919,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					900,000
Restricted Stock [Member] | August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares										$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $										$ 2,523,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									25,000													21,111	21,111
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										1,956,000
Restricted Stock [Member] | August 2018 Member | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services									25,000
Stock Issued During Period, Value, Issued for Services | $									$ 32,000
Restricted Stock Closing Price | $ / shares									$ 1.28
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																						1 month 28 days	1 month 28 days
Stock or Unit Option Plan Expense																						$ 123,170	¥ 845,781		¥ 3,050,896	8,399,240
Share-based Compensation																						$ 4,978,000,000	¥ 34,181,000,000
Employees And Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares																			$ 0.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $																			$ 704,000
Senior Manager [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																						1 year 11 months 19 days	1 year 11 months 19 days
Share-based Compensation																						$ 2,220,000	¥ 15,230,000
Management [Member] | Performance Shares [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period															3,010,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																						1,250,000	1,250,000	1,250,000	1,250,000
Yin Shenping [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					150,000
Chen Guangqiang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Net of Forfeitures | $																					$ 495,000
Restricted Stock Closing Price | $ / shares																				$ 1.65	$ 1.65
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					150,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥																									¥ 840,286	¥ 2,039,446
Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					400,000
Exercise price (per share) | $ / shares																				$ 1.65	$ 1.65
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																					Jan. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | (per share)																				$ 10.13	$ 1.65
Share-based Compensation Award, Tranche One [Member] | Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																										19,000
Share-based Compensation Award, Tranche One [Member] | Employees [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																								298,333	298,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period												596,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		19,000